Preference Shares (Details)	Jun. 01, 2025 $ / shares shares	May 31, 2025 $ / shares
Series H Preferred Stock
Conversion of Stock [Line Items]
Annual dividend (CAD per share) | $ / shares	$ 1.0458	$ 0.4588
Preferred shares rate dividend term	5 years
Preferred stock, shares issued upon conversion (in shares)	248,830
Preferred stock, conversion ratio	1
Series I Preferred Stock
Conversion of Stock [Line Items]
Preferred stock, shares issued upon conversion (in shares)	11,298
Preferred stock, conversion ratio	1